Basis of preparation (Tables)	6 Months Ended
Jun. 30, 2023
Corporate information and statement of IFRS compliance [abstract]
Schedule of Foreign currency exchange rate
A subsidiary of the Company, ADCT UK, has a functional currency of the British Pound (“GBP”). The following exchange rates have been used for the translation of the financial statements of ADCT UK:

	Six Months Ended June 30,
	2023	2022
USD / GBP
Closing rate, GBP 1	1.26627	1.21470
Weighted average exchange rate, GBP 1	1.24535	1.20080